ADOPTION OF ACCOUNTING PRINCIPLES	9 Months Ended
Aug. 31, 2015
ADOPTION OF ACCOUNTING PRINCIPLES
ADOPTION OF ACCOUNTING PRINCIPLES

NOTE 4 — ADOPTION OF ACCOUNTING PRINCIPLES

In April 2014, the Financial Accounting Standards Board, (“FASB”), issued Accounting Standards Update, (“ASU”) 2014-08, Presentation of Financial Statements (Topic 205) and Property Plant and Equipment (Topic 360), Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, (“ASU 2014-08”)  which provides amended guidance on the presentation of financial statements and reporting discontinued operations and disclosures of disposals of components of an entity within property, plant and equipment. ASU 2014-08 amends the definition of a discontinued operation and requires entities to disclose additional information about disposal transactions that do not meet the discontinued operations criteria. The effective date of ASU 2014-08 is for disposals that occur in annual periods (and interim periods therein) beginning on or after December 15, 2014, with early adoption permitted. We are currently evaluating the impact, if any, that this amended guidance may have on our consolidated financial statements and related disclosures.

In May 2014, FASB issued ASU 2014-09, Revenue from Contracts with Customers, (“ASU 2014-09”) which provides a single, comprehensive framework for all entities in all industries to apply in the determination of when to recognize revenue, and, therefore, supersedes virtually all existing revenue recognition requirements and guidance. This framework is expected to result in less complex guidance in application while providing a consistent and comparable methodology for revenue recognition. The core principle of the guidance is that an entity should apply the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract(s), (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract(s), and (v) recognize revenue when, or as, the entity satisfies a performance obligation. We are currently evaluating the impact that this amended guidance will have on our consolidated financial statements and related disclosures. In July 2015, the FASB reached a decision to defer the effective date of the amended guidance. In August 2015, ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, was issued which defers the effective date of ASU 2014-09 to December 15, 2017. Early adoption is not permitted.

In August 2014, FASB issued ASU No. 2014-15 to communicate amendments to FASB Accounting Standards Codification Subtopic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, (the “ASC amendments”). The ASC amendments establish new requirements for management to evaluate a company’s ability to continue as a going concern and to provide certain related disclosures. The ASC amendments are effective for the annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted, but we have not yet adopted such guidance.

In July 2015, FASB issued ASU 2015-11, Inventory (Topic 330) - Simplifying the Measurement of Inventory, which will require an entity to measure inventory at the lower of cost or net realizable value. Net realizable value is defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The guidance will be effective for us beginning with fiscal year 2018. Early adoption is permitted. We are currently evaluating the impact that this amended guidance will have on our consolidated financial statements and related disclosures.